Ordinary Shares (Details) - $ / shares		1 Months Ended	12 Months Ended
	Dec. 28, 2023	Apr. 30, 2023	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Ordinary shares voting, description			Each Class A ordinary share is convertible into one Class B ordinary share at any time at the option of holder of such Class A ordinary share.
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized			100,000,000		100,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Earnout shares				3,635,001
Common stock shares issued			36,350,011		32,715,010
Common stock shares outstanding			36,350,011		32,715,010
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized			400,000,000		400,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Exercise of warrants		1,000
Warrants exercise price (in Dollars per share)		$ 11.5
Issued ordinary shares	308,171	2,378,171
Common stock shares issued			255,849,682		253,470,511
Common stock shares outstanding			255,849,682		253,470,511
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Common stock shares outstanding			36,350,011		32,715,010	32,715,010
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Issued ordinary shares			2,378,171
Common stock shares outstanding			255,849,682		253,470,511	207,314,707